Revenue - Schedule of Sales-Type and Direct Financing Leases, Payment to be Received, Maturity (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
2026	$ 75,242
2027	153,300
2028	153,720
2029	153,300
2030	153,300
2031 and thereafter	2,216,340
Total minimum lease receivable	2,905,202
Unguaranteed residual value	332,400
Gross investment in sales-type lease	3,237,602
Less: unearned interest income	(1,507,088)
Net investment in sales-type lease	1,730,514
Less: current portion of net investment in sales-type lease	(145,826)	$ (146,829)
Non-current portion of net investment in sales-type lease	$ 1,584,688	$ 1,601,452